Operating Segments and Geographic Area Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Summarized Financial Information by Reportable Segments

	Year Ended December 31,
	2013	2012	2011
		(In thousands)
Net sales:
Performance Chemicals	$1,430,652	$1,506,960	$1,586,246
Catalyst Solutions	1,185,764	1,238,460	1,282,759
Total net sales	$2,616,416	$2,745,420	$2,869,005
Segment operating profit:
Performance Chemicals	$324,602	$405,764	$435,478
Catalyst Solutions	210,229	241,624	267,147
Total segment operating profit	534,831	647,388	702,625
Equity in net income of unconsolidated investments:
Performance Chemicals	8,875	6,416	7,696
Catalyst Solutions	22,854	31,651	36,259
Corporate & other	—	—	(201)
Total equity in net income of unconsolidated investments	31,729	38,067	43,754
Net (income) loss attributable to noncontrolling interests:
Performance Chemicals	(26,663)	(18,571)	(28,109)
Corporate & other	—	(20)	26
Total net income attributable to noncontrolling interests	(26,663)	(18,591)	(28,083)
Segment income:
Performance Chemicals	306,814	393,609	415,065
Catalyst Solutions	233,083	273,275	303,406
Total segment income	539,897	666,884	718,471
Corporate & other(a)	81,439	(129,559)	(185,006)
Restructuring and other charges(b)	(33,361)	(111,685)	—
Interest and financing expenses	(31,559)	(32,800)	(37,574)
Other (expenses) income, net	(6,923)	1,229	357
Income tax expense	(136,322)	(82,533)	(104,134)
Net income attributable to Albemarle Corporation	$413,171	$311,536	$392,114

(a)
For the years ended December 31, 2013, 2012 and 2011, Corporate and other includes $143.1 million, $(68.0) million and $(89.2) million, respectively, of pension and OPEB plan credits (costs) (including mark-to-market actuarial gains and losses).

(b)	See Note 19, “Special Items.”

Goodwill and Identifiable Assets by Reportable Segments

	As of December 31,
	2013	2012	2011
		(In thousands)
Identifiable assets:
Performance Chemicals	$1,132,870	$1,113,038	$1,014,176
Catalyst Solutions	1,692,088	1,569,851	1,499,952
Corporate & other	759,839	754,402	689,696
Total identifiable assets	$3,584,797	$3,437,291	$3,203,824
Goodwill:
Performance Chemicals	$46,635	$46,551	$46,130
Catalyst Solutions	237,568	230,415	227,015
Total goodwill	$284,203	$276,966	$273,145

Depreciation Amortization and Capital Expenditures by Reportable Segments

	Year Ended December 31,
	2013	2012	2011
		(In thousands)
Depreciation and amortization:
Performance Chemicals	$47,572	$41,831	$42,085
Catalyst Solutions	57,610	55,275	53,333
Corporate & other	2,188	1,914	1,335
Total depreciation and amortization	$107,370	$99,020	$96,753
Capital expenditures:
Performance Chemicals	$94,506	$156,648	$110,035
Catalyst Solutions	60,326	122,746	65,308
Corporate & other	514	1,479	15,231
Total capital expenditures	$155,346	$280,873	$190,574

Net Sales

	Year Ended December 31,
	2013	2012	2011
		(In thousands)
Net Sales:(a)
United States	$1,022,220	$1,053,068	$1,106,580
Foreign	1,594,196	1,692,352	1,762,425
Total	$2,616,416	$2,745,420	$2,869,005

(a)	No sales in a foreign country exceed 10% of total net sales. Also, net sales are attributed to countries based upon shipments to final destination.

Long-Lived Assets

	As of December 31,
	2013	2012	2011
		(In thousands)
Long-Lived Assets:
United States	$748,719	$735,269	$652,022
Netherlands	193,775	192,540	185,799
Jordan	227,818	209,133	141,725
Brazil	78,078	85,353	83,452
Germany	86,175	72,797	70,051
China	41,858	39,542	64,449
France	34,523	32,305	28,652
Korea	86,827	81,962	25,008
United Kingdom	3,665	—	12,436
Other foreign countries	47,139	33,598	46,323
Total	$1,548,577	$1,482,499	$1,309,917

Net Sales to External Customers in Each of Segments
Net sales to external customers by product category in each of the segments consists of the following:

	Year Ended December 31,
	2013	2012	2011
		(In thousands)
Performance Chemicals:
Fire Safety Solutions	$620,972	$665,293	$780,541
Specialty Chemicals	520,998	519,606	515,511
Fine Chemistry Services	288,682	322,061	290,194
Total Performance Chemicals	$1,430,652	$1,506,960	$1,586,246
Catalyst Solutions:
Refinery Catalyst Solutions	$768,837	$794,933	$851,482
Performance Catalyst Solutions	232,769	273,015	265,381
Antioxidants	184,158	170,512	165,896
Total Catalyst Solutions	$1,185,764	$1,238,460	$1,282,759